Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance (Previously stated [member]) at Oct. 31, 2022		$ 74,749		$ 18,707	$ 53,761	$ (152)	$ 65,150	$ 8,075	$ 73,225	$ 1,524	$ (2,478)	$ (1,482)	$ 216	$ (4,786)	$ 1,364
Beginning Balance (Cumulative impact of adopting IFRS 17, net of tax [member]) at Oct. 31, 2022		(1)			(1)		(1)		(1)
Beginning Balance at Oct. 31, 2022		74,748		18,707	53,760	(152)	65,149	8,075	73,224	1,524	(2,478)	(1,482)	216	(4,786)	1,364
Statement [Line Items]
Net income		1,758	[3]		1,620		1,620	101	1,721	37
Other comprehensive income (loss)		544	[3]				523		523	21	524	333	82	537	(953)
Total comprehensive income		2,302	[3]		1,620		2,143	101	2,244	58	524	333	82	537	(953)
Shares/instruments issued		23		25		(2)	23		23
Dividends and distributions paid to equity holders		(1,352)			(1,228)		(1,228)	(101)	(1,329)	(23)
Share-based payments	[4]	9				9	9		9
Other		1			1		1		1
Ending Balance at Jan. 31, 2023	[3]	75,731		18,732	54,153	(145)	66,097	8,075	74,172	1,559	(1,954)	(1,149)	298	(4,249)	411
Beginning Balance at Oct. 31, 2023	[3]	78,571		20,109	55,673	(84)	68,767	8,075	76,842	1,729	(1,755)	(1,104)	14	(4,545)	459
Statement [Line Items]
Net income		2,199	[3]		2,066		2,066	108	2,174	25
Other comprehensive income (loss)		(110)	[3]				(67)		(67)	(43)	(1,270)	606	166	1,083	(652)
Total comprehensive income		2,089	[3]		2,066		1,999	108	2,107	(18)	(1,270)	606	166	1,083	(652)
Shares/instruments issued		1,494		490			490	1,004	1,494
Shares repurchased/redeemed		(300)						(300)	(300)
Dividends and distributions paid to equity holders		(1,410)			(1,287)		(1,287)	(108)	(1,395)	(15)
Share-based payments	[4]	10				10	10		10
Other		(2)			(9)	7	(2)		(2)
Ending Balance at Jan. 31, 2024		$ 80,452	[3]	$ 20,599	$ 56,443	$ (67)	$ 69,977	$ 8,779	$ 78,756	$ 1,696	$ (3,025)	$ (498)	$ 180	$ (3,462)	$ (193)

[1]	Includes undistributed retained earnings of $70 (January 31, 2023 – $66) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits, Own credit risk, and Insurance contracts.
[3]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[4]	Represents amounts on account of share-based payments (refer to Note 14).